Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets or Liabilities Which Are Not Measured At Fair Value - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	$ 45,836,776	$ 47,130,867
Total	46,012,499	49,928,755
Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	14,260,609	13,537,826
Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	17,249,068	16,326,525
Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	4,357,838	10,190,640
Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	7,998,659	7,751,672
Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	200,541	296,273
Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	1,945,784	1,825,819
Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	5,207,697	7,927,729
Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	31,307	68,438
Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	40,597,772	39,134,700
Level 1
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	5,207,697	7,927,729
Total	0	0
Level 1 | Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	5,207,697	7,927,729
Level 1 | Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 2
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Total	31,751,890	36,390,929
Level 2 | Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total		0
Level 2 | Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	17,249,068	16,326,525
Level 2 | Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	4,357,838	10,190,640
Level 2 | Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	7,998,659	7,751,672
Level 2 | Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	200,541	296,273
Level 2 | Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	1,945,784	1,825,819
Level 2 | Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 2 | Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 2 | Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	40,629,079	39,203,138
Total	14,260,609	13,537,826
Level 3 | Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	14,260,609	13,537,826
Level 3 | Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total		0
Level 3 | Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	31,307	68,438
Level 3 | Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	$ 40,597,772	$ 39,134,700